UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pengra Capital Management, Inc.
Address: 601 Union St., Suite 5530
         Seattle, WA  98101

Form 13F File Number:  28-(First Filing)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Molly E. Pengra
Title:  President
Phone:  206-628-0891

Signature, Place, and Date of Signing:

Molly E. Pengra    Seattle, Washington      July 30, 2001
  [Signature]         [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0 (zero)

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total (x $1000):  99,993

FORM 13F INFORMATION TABLE

NAME OF ISSUER               TITLE OF CUSIP     VALUE     SHRS OR SH  PUT   INVESTMENT  OTHER           VOTING
                             CLASS              (x $1000) PRN AMT /PRN/CALL DISCRETION MANAGERS        AUTHORITY
                                                                                       NONE        SOLE   SHRD  NONE
---------------------------  -------- --------- ------------------------------------------------------------------------
AMERICAN TOWER SYSTEMS       CL A     029912201        417   11000 SH N/A     SOLE                      0   0   11000
APPLIED MATERIALS INC        COM      038222105        535   14000 SH N/A     SOLE                    800   0   13200
CIENA CORP                   COM      171779101       1422   17500 SH N/A     SOLE                      0   0   17500
CISCO SYSTEMS                COM      17275R102      15760  412048 SH N/A     SOLE                   1000   0  411048
CORNING INCORPORATED         COM      219350105        581   11000 SH N/A     SOLE                      0   0   11000
COX COMMUNICATIONS INC.      CL A     224044107      18001  386600 SH N/A     SOLE                   1500   0  385100
DELL COMPUTER CORP.          COM      247025109       1950  111800 SH N/A     SOLE                      0   0  111800
FLEXTRONICS INTL LTD         ORD      Y2573F102       2480   87000 SH N/A     SOLE                   2000   0   85000
GENERAL ELECTRIC             COM      369604103      13298  277400 SH N/A     SOLE                   1500   0  275900
THE GOLDMAN SACHS GROUP      COM      38141G104      13645  127600 SH N/A     SOLE                    400   0  127200
IMMUNEX CORP.                COM      452528102        244    6000 SH N/A     SOLE                      0   0    6000
LINEAR TECHNOLOGY            COM      535678106       8075  174600 SH N/A     SOLE                   1500   0  173100
MERRILL LYNCH CO INC         COM      590188108       3546   52000 SH N/A     SOLE                      0   0   52000
NEXTEL COMMUNICATIONS INC    CL A     65332V103       7762  313600 SH N/A     SOLE                      0   0  313600
NOKIA CORP                   SPND ADR 654902204       1840   42300 SH N/A     SOLE                   1600   0   40700
ORACLE CORP.                 COM      68389X105       2223   76500 SH N/A     SOLE                   2000   0   74500
PALM INC.                    COM      696642107       1161   41000 SH N/A     SOLE                      0   0   41000
PARAMETRIC TECHNOLOGY CORP   COM      699173100        793   59000 SH N/A     SOLE                      0   0   59000
PMC-SIERRA INC               COM      69344F106        888   11300 SH N/A     SOLE                    500   0   10800
SCHERING PLOUGH CORP.        COM      806605101        568   10000 SH N/A     SOLE                      0   0   10000
T ROWE PRICE ASSOCIATES      COM      74144T108       1183   28000 SH N/A     SOLE                      0   0   28000
VERITAS SOFTWARE CORP        COM      923436109       1523   17400 SH N/A     SOLE                      0   0   17400
VIACOM                       CL B     925524308       1268   27125 SH N/A     SOLE                      0   0   27125
XILINX INC                   COM      983919101        830   18000 SH N/A     SOLE                      0   0   18000
